Income Tax, Movements in deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets [Abstract]
Beginning of period	$ 136,066	$ 165,136
Increase/decrease through the consolidated income statement	5,809	(24,195)
Increase/decrease through other consolidated comprehensive income (equity)	6,147	(10,685)
Other movements	(56)	(6,001)
End of period	147,966	136,066
Deferred Tax Liabilities [Abstract]
Beginning of period	211,000	186,583
Increase/decrease through the consolidated income statement	31,678	17,996
Change in the scope of the consolidated financial statements	2,539	590
Other movements	3,779	(3,018)
End of period	$ 248,996	211,000
Deferred Tax Assets [Member] | IFRS 9 Adjustment [Member]
Deferred Tax Assets [Abstract]
First application of IFRS 9 effective January 1, 2018		11,811
Deferred Tax Liabilities [Member] | IFRS 9 Adjustment [Member]
Deferred Tax Liabilities [Abstract]
First application of IFRS 9 effective January 1, 2018		$ 8,849